Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
16. Commitments and Contingencies
     Operating lease commitments include the commitments under the lease agreements for the Company’s office premises. The Company leases its office facilities under non-cancelable operating leases with various expiration dates through 2013. For the years ended December 31, 2010, 2009 and 2008, rental expense was $8.4 million, $7.6 million and $6.5 million, respectively. Based on the current rental lease agreements, future minimum rental payments required as of December 31, 2010 were as follows:

		Less than One	One to	Three to	More than
	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
Operating leases commitment	$18,607	$5,528	$13,079	$—	$—
     Purchase commitments mainly include minimum commitments for Internet connection fees associated with websites production, content fees associated with websites production and MVAS, advertising serving services and marketing activities. Purchase commitments as of December 31, 2010 were as follows:

		Less than One	One to	Three to	More than
	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
Purchase commitments	$98,129	$64,713	$33,016	$177	$223
     There are uncertainties regarding the legal basis of our ability to operate an Internet business and telecommunication value-added services in China. Although China has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries remain highly regulated. Not only are such restrictions currently in place, but in addition regulations are unclear as to in which specific segments of these industries companies with foreign investors, including us, may operate. Therefore, the Company might be required to limit the scope of its operations in China, and this could have a material adverse effect on its financial position, results of operations and cash flows.
     As of the date the Company filed this Form 20-F, there are no legal or arbitration proceedings that have had in the recent past, or to the Company’s knowledge, may have, significant effects on the Company’s financial position or profitability.